UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06041

The Central and Eastern Europe Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

The Central and Eastern Europe Fund, Inc.

Schedule of Investments                                                                            as of January 31, 2018 (Unaudited)

	Shares	Value ($)
Russia 65.8%
Common Stocks
Banks 16.7%
Sberbank of Russia PJSC	2,400,000	11,282,160
Sberbank of Russia PJSC (ADR)†	1,150,000	23,172,500
VTB Bank PJSC (GDR) (Registered)	1,100,000	2,082,300
		36,536,960
Capital Markets 0.4%
Moscow Exchange MICEX-RTS PJSC	480,000	981,072

Diversified Telecommunication Services 0.4%
Rostelecom PJSC	800,000	952,640

Electric Utilities 1.3%
Inter RAO UES PJSC	18,000,000	1,213,200
RusHydro PJSC (ADR)	1,410,151	1,748,587
		2,961,787
Energy Equipment & Services 1.4%
TMK PJSC (GDR) (Registered)	495,111	2,970,666

Food & Staples Retailing 4.1%
Magnit PJSC	15,627	1,480,318
Magnit PJSC (GDR) (Registered)	170,000	3,825,000
X5 Retail Group NV (GDR) (Registered)*	93,706	3,592,688
		8,898,006
Metals & Mining 7.0%
Alrosa PJSC	3,120,000	4,519,320
MMC Norilsk Nickel PJSC (ADR)†	305,000	6,289,100
Novolipetsk Steel PJSC (GDR)	40,000	1,048,000
Polyus PJSC (GDR) (Registered)	33,070	1,340,989
Severstal PJSC (GDR) (Registered)	125,000	2,052,500
		15,249,909
Oil, Gas & Consumable Fuels 31.5%
Gazprom PAO (ADR)	4,200,000	21,044,888
Lukoil PJSC (ADR)	300,000	19,812,000
Novatek PJSC (GDR) (Registered)	54,500	7,253,950
Rosneft Oil Co PJSC (GDR) (Registered)	2,150,000	13,162,300
Tatneft PAO (ADR)	130,504	7,908,542
		69,181,680
Wireless Telecommunication Services 1.9%
MegaFon PJSC (GDR) (Registered)	420,000	4,074,000

Preferred Stocks
Oil, Gas & Consumable Fuels 1.1%
Surgutneftegas OJSC (Cost $2,813,275)	4,600,000	2,426,960

Total Russia (Cost $98,981,466)		144,233,680

Poland 17.7%
Common Stocks
Banks 4.4%
Bank Pekao SA	159,000	6,480,745
Powszechna Kasa Oszczednosci Bank Polski SA*	225,000	3,081,249
		9,561,994
Chemicals 1.0%
Ciech SA*	114,765	2,120,306

Diversified Telecommunication Services 1.2%
Orange Polska SA*	1,387,517	2,550,980

Food & Staples Retailing 0.1%
Eurocash SA	39,504	319,425

Insurance 4.2%
Powszechny Zaklad Ubezpieczen SA	680,000	9,328,535

	Shares	Value ($)
Media 1.0%
Cyfrowy Polsat SA	315,000	2,273,079

Oil, Gas & Consumable Fuels 3.5%
Polski Koncern Naftowy ORLEN SA	139,429	4,537,234
Polskie Gornictwo Naftowe i Gazownictwo SA	1,570,000	3,088,957
		7,626,191
Paper & Forest Products 0.9%
Pfleiderer Group SA†	173,360	2,017,386

Software 0.2%
Asseco Poland SA	40,000	557,375

Textiles, Apparel & Luxury Goods 0.8%
CCC SA	20,000	1,726,351

Wireless Telecommunication Services 0.4%
PLAY Communications SA 144A*	80,000	815,788

Total Poland (Cost $33,479,365)		38,897,410

Hungary 6.5%
Common Stocks
Banks 2.7%
OTP Bank PLC	126,478	5,889,907

Diversified Telecommunication Services 0.8%
Magyar Telekom Telecommunications PLC (ADR)	909,194	1,706,017

Oil, Gas & Consumable Fuels 1.8%
MOL Hungarian Oil & Gas PLC	318,130	3,903,765

Pharmaceuticals 1.2%
Richter Gedeon Nyrt	107,703	2,780,424

Total Hungary (Cost $8,883,459)		14,280,113

Turkey 1.6%
Common Stocks
Beverages 0.5%
Coca-Cola Icecek AS	110,000	1,053,756

Diversified Financial Services 0.7%
Haci Omer Sabanci Holding AS	499,415	1,525,145

Health Care Providers & Services 0.0%
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	60,415	125,948

Textiles, Apparel & Luxury Goods 0.4%
Mavi Giyim Sanayi ve Ticaret AS "B" 144A*	56,498	861,933

Total Turkey (Cost $3,361,579)		3,566,782

Czech Republic 1.3%
Common Stocks
Banks 1.3%
Komercni banka AS (Cost $1,604,206)	35,000	1,612,148
Moneta Money Bank AS 144A (Cost $1,025,347)	306,988	1,278,676
		2,890,824

Sweden 0.8%
Common Stocks
Health Care Providers & Services 0.8%
Medicover AB "B"* (Cost $1,302,395) (a)	193,211	1,721,782

Netherlands 0.6%
Common Stocks
Hotels, Restaurants & Leisure 0.6%
DP Eurasia NV 144A* (Cost $1,046,062) (b)	400,000	1,271,000

	Shares	Value ($)
Kazakhstan 0.4%
Common Stocks
Metals & Mining 0.4%
Altyn PLC* (Cost $1,824,443)	50,000,000	888,562

Securities Lending Collateral 2.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.24% (Cost $4,874,762) (c) (d)	4,874,762	4,874,762

Cash Equivalents 3.6%
Deutsche Central Cash Management Government Fund, 1.33% (Cost $7,892,988) (d)	7,892,988	7,892,988

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $164,276,072)	100.5	220,517,903
Other Assets and Liabilities, Net	(0.5)	(1,150,827)
Net Assets	100.0	219,367,076

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2018 amounted to $4,867,687, which is 2.2% of net assets.
(a)	Medicover provides healthcare and diagnostic services in Poland, Germany, Romania, Ukraine, and Central and Eastern Europe.
(b)	DP Eurasia serves customers in Turkey, Russia, Azerbaijan and Georgia.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
OJSC:	Open Joint Stock Company
PJSC:	Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (e)
Russia	$144,233,680	$—	$—	$144,233,680
Poland	38,897,410	—	—	38,897,410
Hungary	14,280,113	—	—	14,280,113
Turkey	3,566,782	—	—	3,566,782
Czech Republic	2,890,824	—	—	2,890,824
Sweden	1,721,782	—	—	1,721,782
Netherlands	1,271,000	—	—	1,271,000
Kazakhstan	888,562	—	—	888,562
Short-Term Instruments (e)	12,767,750	—	—	12,767,750
Total	$220,517,903	$—	$—	$220,517,903

There have been no transfers between fair value measurement levels during the period ended January 31, 2018.

(e) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central and Eastern Europe Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018